Description of the Plan (Tables)	12 Months Ended
Dec. 31, 2025
EBP, Description of Plan and Accounting Change [Abstract]
Schedule of Vesting in Company's Matching and Non-Elective Employer Contributions	Vesting in the Company’s matching and non-elective employer contributions plus actual earnings thereon is based on continuous years of service as follows:

Years of service	Percentage of employer contribution that becomes vested
Less than one year	0%
One year	20%
Two years	40%
Three years	60%
Four years	80%
Five years or more	100%